Financial Instruments - Additional Information (Details) $ in Millions		3 Months Ended		9 Months Ended
	Nov. 10, 2025 EUR (€)	Sep. 30, 2026 EUR (€)	Sep. 30, 2025 EUR (€)	Sep. 30, 2026 EUR (€)	Sep. 30, 2026 USD ($)	Sep. 30, 2025 EUR (€)	Sep. 30, 2026 USD ($)	Jul. 30, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Nov. 10, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Contract liabilities		€ 151,900,000		€ 151,900,000					€ 192,100,000
Line of credit facility, maximum borrowing capacity	€ 175,000,000.0
Financing costs incurred on new or amended debt (b)		(7,600,000)	€ 0	(7,600,000)		€ 0
Gains (Losses) on Restructuring of previous debt				23,800,000
Borrowing costs recognised as expense	25,100,000
Increase in RCF facility								€ 105,000,000.0
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities		95,800,000		95,800,000					€ 89,300,000
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 553,200,000
Interest rate	2.50%									2.50%
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 547,200,000		547,200,000			$ 620.0			$ 679.1
Repayments of non-current borrowings				€ 5,500,000	$ 6.2
Interest rate	2.50%									2.50%
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Interest rate		5.25%		5.25%			5.25%
Senior EUR Debt
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 130,000,000.0	€ 880,000,000.0		€ 880,000,000.0
Interest rate									2.75%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity		280,000,000.0		280,000,000.0
Revolving Credit Facility - Cash Drawings
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Maximum Borrowings CASH		270		270
Revolving Credit Facility - ancillary facilities
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Maximum Facility NonCash		10		10
Utilisation of Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Maximum Facility NonCash		€ 2.9		€ 2.9
2033 Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Interest rate								5.25%